Note 2 - Summary of Significant Accounting Policies - Antidilutive Securities (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities (in shares)	3,181,759	1,964,996	3,715,785	1,523,421	2,218,693	13,543
Common Stock Options [ member]
Antidilutive Securities (in shares)	7,444	8,472	7,596	7,246	7,179	7,664
Preferred Stock [Member]
Antidilutive Securities (in shares)	44,923	4,450	45,046	3,969	41,398
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities (in shares)	371,651	84,848	316,575	374	92,245	508
Common Stock Warrants [Member]
Antidilutive Securities (in shares)	2,757,741	1,867,226	3,346,568	1,511,832	2,077,871	5,371